Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (6,235)	¥ (7,606)	¥ (7,026)
Additions	(3,490)	(1,535)	(1,693)
Deductions	1,581	2,906	1,113
Impact of acquisition of companies	(1,642)
Valuation allowance at end of year	¥ (9,786)	¥ (6,235)	¥ (7,606)